Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Select Small Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Small Cap Value Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 1.9%
Media 0.8%
iHeartMedia, Inc., Class A(a)	530,000	3,847,800
Wireless Telecommunication Services 1.1%
Telephone and Data Systems, Inc.	452,104	5,737,200
Total Communication Services		9,585,000
Consumer Discretionary 11.0%
Auto Components 3.3%
Visteon Corp.(a)	100,000	16,704,000
Hotels, Restaurants & Leisure 4.3%
Penn Entertainment, Inc.(a)	44,535	1,359,653
Six Flags Entertainment Corp.(a)	321,170	8,478,888
Texas Roadhouse, Inc.	118,470	12,029,444
Total		21,867,985
Household Durables 1.4%
KB Home	196,665	6,936,375
Textiles, Apparel & Luxury Goods 2.0%
Kontoor Brands, Inc.	195,977	10,220,200
Total Consumer Discretionary		55,728,560
Consumer Staples 1.6%
Food Products 1.6%
Nomad Foods Ltd.(a)	443,422	7,946,122
Total Consumer Staples		7,946,122
Energy 4.0%
Energy Equipment & Services 2.1%
Patterson-UTI Energy, Inc.	764,515	10,473,856
Oil, Gas & Consumable Fuels 1.9%
Devon Energy Corp.	179,397	9,673,086
Total Energy		20,146,942
Financials 26.3%
Banks 13.1%
First Hawaiian, Inc.	388,838	10,634,719
Huntington Bancshares, Inc.	631,825	9,679,559
OceanFirst Financial Corp.	450,000	10,674,000
Pacific Premier Bancorp, Inc.	428,623	13,895,958
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	161,254	11,513,535
Stock Yards Bancorp, Inc.	162,322	9,500,707
Total		65,898,478
Consumer Finance 0.6%
PROG Holdings, Inc.(a)	126,098	3,117,143
Insurance 5.6%
CNO Financial Group, Inc.	400,308	10,255,891
Hanover Insurance Group, Inc. (The)	92,753	12,937,189
Lincoln National Corp.	161,321	5,117,102
Total		28,310,182
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Ladder Capital Corp., Class A	416,221	4,703,297
Thrifts & Mortgage Finance 6.1%
Axos Financial, Inc.(a)	371,820	17,620,550
Radian Group, Inc.	621,310	13,264,968
Total		30,885,518
Total Financials		132,914,618
Health Care 6.1%
Biotechnology —%
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Health Care Equipment & Supplies 3.0%
CONMED Corp.	101,129	9,727,599
LivaNova PLC(a)	120,000	5,678,400
Total		15,405,999
Health Care Providers & Services 1.5%
Tenet Healthcare Corp.(a)	128,000	7,491,840
Life Sciences Tools & Services 1.3%
Syneos Health, Inc.(a)	157,418	6,331,352
Pharmaceuticals 0.3%
Ligand Pharmaceuticals, Inc.(a)	24,316	1,754,156
Total Health Care		30,983,347
2	Columbia Select Small Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.7%
Aerospace & Defense 2.5%
Curtiss-Wright Corp.	72,696	12,706,534
Airlines 0.8%
American Airlines Group, Inc.(a)	532	8,502
Spirit Airlines, Inc.	235,938	4,322,384
Total		4,330,886
Building Products 1.5%
Zurn Elkay Water Solutions Corp.	322,458	7,416,534
Commercial Services & Supplies 1.5%
Waste Connections, Inc.	56,511	7,567,953
Construction & Engineering 1.4%
Primoris Services Corp.	250,004	6,875,110
Electrical Equipment 3.2%
Bloom Energy Corp., Class A(a)	226,774	4,918,728
Regal Rexnord Corp.	71,895	11,333,528
Total		16,252,256
Machinery 2.1%
ITT, Inc.	116,032	10,546,148
Professional Services 1.8%
CACI International, Inc., Class A(a)	31,046	9,096,478
Road & Rail 2.9%
Knight-Swift Transportation Holdings, Inc.	257,999	14,664,663
Total Industrials		89,456,562
Information Technology 9.1%
Communications Equipment 4.8%
Extreme Networks, Inc.(a)	907,538	16,989,111
Viavi Solutions, Inc.(a)	648,628	7,095,990
Total		24,085,101
IT Services 0.4%
EPAM Systems, Inc.(a)	7,306	2,247,691
Semiconductors & Semiconductor Equipment 3.9%
Kulicke & Soffa Industries, Inc.	163,457	8,712,258
MACOM Technology Solutions Holdings, Inc.(a)	161,679	11,081,479
Total		19,793,737
Total Information Technology		46,126,529
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 10.5%
Chemicals 1.6%
Minerals Technologies, Inc.	135,521	8,232,901
Construction Materials 2.1%
Summit Materials, Inc., Class A(a)	362,332	10,703,287
Containers & Packaging 3.6%
O-I Glass, Inc.(a)	815,491	18,120,210
Metals & Mining 3.2%
ATI, Inc.(a)	392,586	15,958,621
Total Materials		53,015,019
Real Estate 9.1%
Equity Real Estate Investment Trusts (REITS) 9.1%
Apple Hospitality REIT, Inc.	700,000	11,557,000
First Industrial Realty Trust, Inc.	187,555	9,893,526
Gaming and Leisure Properties, Inc.	164,629	8,870,211
Outfront Media, Inc.	490,000	8,550,500
Physicians Realty Trust	474,453	7,036,138
Total		45,907,375
Total Real Estate		45,907,375
Utilities 1.9%
Electric Utilities 1.9%
Portland General Electric Co.	205,233	9,810,137
Total Utilities		9,810,137
Total Common Stocks (Cost $345,313,236)		501,620,211

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(d)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Columbia Select Small Cap Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2023 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(e),(f)	3,925,424	3,923,854
Total Money Market Funds (Cost $3,923,611)		3,923,854
Total Investments in Securities (Cost: $349,236,847)		505,544,065
Other Assets & Liabilities, Net		95,790
Net Assets		505,639,855
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	7,014,016	39,630,605	(42,721,010)	243	3,923,854	69	116,916	3,925,424
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Select Small Cap Value Fund | Third Quarter Report 2023

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